INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
Intangible assets and goodwill [abstract]
Disclosure of detailed information about intangible assets
The following table summarizes the movement in the net book value of intangible assets, including goodwill for the six-month period ended June 30.

	Six-month period
	2020	2019

Balance as of January 1	5,688	5,670

Adjustment due to new accounting standard (IFRS 16)	—	(15)
Additions	124	101
Amortization	(178)	(204)
Translation adjustment	(519)	148
Other	4	—

Balance as of June 30	5,119	5,700

Schedule of movement in goodwill for the Group, per cash generating unit
Included within total intangible asset movements for the six month periods ended June 30, 2020, as shown above, are the following movements in goodwill for the group, per cash generating unit ("CGU"):

CGU *	June 30, 2020	Currency translation	December 31, 2019

Russia	2,005	(260)	2,265
Algeria	1,077	(90)	1,167
Pakistan	309	(26)	335
Kazakhstan	145	(9)	154
Uzbekistan	36	(2)	38

Total	3,572	(387)	3,959
* There is no goodwill allocated to the CGUs of Ukraine, Bangladesh, Armenia, Kyrgyzstan or Georgia
Schedule of key assumptions used in fair value less costs of disposal calculations
The recoverable amount of the CGU has been determined based on fair value less costs of disposal calculations, using cash flow projections from the business plan prepared by management. For further details regarding calculations and assumptions used for impairment testing, refer to the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2019.

CGU	Discount rate	Average growth rate *	Terminal growth rate	Average operating margin *	Average CAPEX / revenue *,**

Russia	9.6%	4.3%	1.6%	32.4%	28.8%

* During the explicit forecast period of five years
** CAPEX excludes licenses and ROU

Schedule of information for cash-generating units
The following table illustrates the CGU's remaining headroom if certain key parameters would adversely change by one percentage point within both the explicit forecast period and the terminal period. Any additional adverse changes in the key parameters by more than one percentage point would further proportionally decrease the headroom.

		Remaining headroom / (impairment) as a result of change in assumption
CGU	Existing headroom	Discount rate	Average growth rate *	Terminal growth rate	Average operating margin ***	Average CAPEX / revenue **,***
		+1 pp	-1 pp	-1 pp	-1 pp	+1 pp

Russia	17	(682)	(262)	(558)	(465)	(472)

* During the explicit forecast period of five years
** CAPEX excludes licenses and ROU
*** During the explicit forecast period of five years and terminal value